OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term assets
Brookfield Renewable’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2023	2022
Contract asset		$314	$341
Long-term receivables		382	235
Due from related parties	28	135	128
Restricted cash	21	81	52
Intangibles(1)		15	209
Other		84	86
		$1,011	$1,051
(1)Relates to certain power generating facilities that operate under service concession arrangements.